Interim Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Total
Balance at Dec. 31, 2022	$ 140,716	$ 682,848,997	$ (667,320,289)	$ 1,159,440	$ 16,828,864	$ 16,828,864
Balance, shares at Dec. 31, 2022	35,174,479
Issuance of shares in the private placement (Note 15)	$ 45,455	4,704,545			4,750,000	4,750,000
Issuance of shares in the private placement, shares	11,363,637
Net loss			(2,578,541)		(2,578,541)	(2,578,541)
Foreign currency translation				25,843	25,843	25,843
Balance at Jun. 30, 2023	$ 186,171	687,553,542	(669,898,830)	1,185,283	19,026,166	19,026,166
Balance, shares at Jun. 30, 2023	46,538,116
Balance at Dec. 31, 2023	$ 243,298	693,093,915	(676,677,485)	1,173,039	17,832,767	17,832,767
Balance, shares at Dec. 31, 2023	60,819,897
Issuance of shares in the private placement (Note 15)
Net loss			(3,834,465)		(3,834,465)	(3,834,465)
Foreign currency translation				13,376	13,376	13,376
Adjustment of beginning differences in fair value measurement of crypto assets			763,072		763,072	763,072
Balance at Jun. 30, 2024	$ 243,298	693,093,915	(679,748,878)	1,186,415	14,774,750	14,774,750
Balance, shares at Jun. 30, 2024	60,819,897
Balance at Dec. 31, 2024	$ 249,218	703,098,695	(680,448,810)	1,189,715	24,088,818	24,088,818
Balance, shares at Dec. 31, 2024	62,299,897
Share-based compensation	$ 167	293,155			293,322	293,322
Share-based compensation, shares	41,665
Issuance of shares in the private placement (Note 15)	$ 5,480	8,036,420			8,041,900	8,041,900
Issuance of shares in the private placement, shares	1,370,000
Net loss			(2,988,592)		(2,988,592)	(2,988,592)
Foreign currency translation				(12,248)	(12,248)	(12,248)
Balance at Jun. 30, 2025	$ 254,865	$ 711,428,270	$ (683,437,402)	$ 1,177,467	$ 29,423,200	$ 29,423,200
Balance, shares at Jun. 30, 2025	63,711,562